INVESTMENTS (Net Invesmtent Income) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	$ 52	$ 95	$ 114
Investment Income Investment Expense	(2)	(3)	(4)
Total net investment income (loss)	50	92	110
Gain (Loss) on Investments	(6)	68	(5)
Fixed Maturities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	36	79	97
Gain (Loss) on Investments	(10)	67	(5)
Mortgage Loans On Real Estate Member
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	2	2	9
Gain (Loss) on Investments	4	1	2
Policy Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	1	6	8
Derivative [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	13	8
Gain (Loss) on Sale of Derivatives	8	2
Unrealized Gain (Loss) on Derivatives	5	6
Impact issuance (repurchase) of AllianceBernstein units [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Gain (Loss) on Investments	$ 0	$ 0	$ (2)